UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  028-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     COO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

 /s/   Dan Sapadin     New York, NY/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $5,424,938 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103    14219  1638100 SH       SOLE                  1638100        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    46023   567137 SH       SOLE                   567137        0        0
BP PLC                         SPONSORED ADR    055622104   138264  3072525 SH       SOLE                  3072525        0        0
CAPITAL ONE FINL CORP          COM              14040H105   202280  3629000 SH       SOLE                  3629000        0        0
CIGNA CORPORATION              COM              125509109   335619  6814600 SH       SOLE                  6814600        0        0
DANA HLDG CORP                 COM              235825205    22956  1481001 SH       SOLE                  1481001        0        0
EQT CORP                       COM              26884L109    30131   625000 SH       SOLE                   625000        0        0
EXPRESS SCRIPTS INC            COM              302182100   221766  4093128 SH       SOLE                  4093128        0        0
FOREST OIL CORP                COM PAR $0.01    346091705   137229 11322531 SH       SOLE                 11322531        0        0
GENON ENERGY INC               COM              37244E107    43336 20834589 SH       SOLE                 20834589        0        0
GOOGLE INC                     CL A             38259P508   254090   396248 SH       SOLE                   396248        0        0
HEWLETT PACKARD CO             COM              428236103    88810  3726800 SH       SOLE                  3726800        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    27865   760000 SH  PUT  SOLE                   760000        0        0
JPMORGAN CHASE & CO            COM              46625H100   135204  2940500 SH       SOLE                  2940500        0        0
LONE PINE RES INC              COM              54222A106    45926  7065604 SH       SOLE                  7065604        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    25721   365876 SH       SOLE                   365876        0        0
NAVISTAR INTL CORP NEW         COM              63934E108   121267  2997940 SH       SOLE                  2997940        0        0
NEWS CORP                      CL A             65248E104   227548 11544800 SH       SOLE                 11544800        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100    21766  3302900 SH       SOLE                  3302900        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    45183  2378068 SH       SOLE                  2378068        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     1200    71829 SH       SOLE                    71829        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     1841   108365 SH       SOLE                   108365        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103  2334630 16580000 SH  PUT  SOLE                 16580000        0        0
STATE STR CORP                 COM              857477103    44879   986355 SH       SOLE                   986355        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   247174  5485443 SH       SOLE                  5485443        0        0
VERISIGN INC                   COM              92343E102   125087  3261731 SH       SOLE                  3261731        0        0
VIACOM INC NEW                 CL B             92553P201    69875  1472300 SH       SOLE                  1472300        0        0
VISTEON CORP                   COM NEW          92839U206   118124  2228749 SH       SOLE                  2228749        0        0
WELLPOINT INC                  COM              94973V107   207375  2809953 SH       SOLE                  2809953        0        0
YAHOO INC                      COM              984332106    72639  4772600 SH       SOLE                  4772600        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607     1090   164467 SH       SOLE                   164467        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8     6463 18800465 PRN      SOLE                 18800465        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AC6     9358 14450934 PRN      SOLE                 14450934        0        0